SCHEDULE OF FAIR VALUE OF THE IPO WARRANTS (Details)	12 Months Ended
Mar. 31, 2025 $ / shares shares
Tranche One [member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 5.13
Expiration Date	Jul. 23, 2025
Warrant Duration	6 months
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 6.15
Expiration Date	Oct. 23, 2025
Warrant Duration	9 months
Tranche Three [member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 7.18
Expiration Date	Jan. 23, 2026
Warrant Duration	12 months
Tranche Four [member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 8.20
Expiration Date	Apr. 23, 2026
Warrant Duration	15 months
Tranche Five [member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 10.25
Expiration Date	Jul. 23, 2026
Warrant Duration	18 months
Tranche Six [member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 12.30
Expiration Date	Jan. 23, 2027
Warrant Duration	24 months